Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 306,599	¥ 419,590	¥ 767,701
Acquisition of subsidiaries	0	8,612
Additions	196,102	217,279	273,778
Early termination	(28,027)	(55,237)	(194,531)
Depreciation charge	(209,151)	(283,645)	(427,358)
Closing net book amount	265,523	306,599	¥ 419,590
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	726,178
Closing net book amount	528,145	726,178
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(419,579)
Closing net book amount	¥ (262,622)	¥ (419,579)